Summary of Significant Accounting Policies - Summary of Antidilutive Securities Excluded From Computation of Diluted Net Income (Loss) Per Share (Details) - shares	3 Months Ended	9 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	29,821,281	29,821,281
Advisor Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	27,394,800	27,394,800
Warrants Issued to Former Sonnet Stockholders [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,426,481	2,426,481